                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 3/31/03

Check here if Amendment: |X|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Kensico Capital Management

Address:  200 Park Avenue
          Suite 3300
          New York, NY 10166


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Karla Requeno

Title: Account Representative

Phone: 212 257 3105

Signature, Place, and Date of Signing:


   Karla Requeno                   NY, NY                      5/15/03
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                      3/31/2003


     COLUMN 1          COLUMN 2      COLUMN 3   COLUMN 4              COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------  --------------   --------   --------        ------------------   ----------  --------  ------------------------
                                                  VALUE         SHRS OR  SH/  PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
  NAME OF ISSUER    TITLE OF CLASS    CUSIP     (x$1000)        PRN AMT  PRN  CALL   DISCRETION  MANAGERS  SOLE       SHARED   NONE
------------------  --------------   --------   --------        -------  ---  ----   ----------  --------  ----       ------   ----

ACCREDO HEALTH INC     OTC EQ     00437V104     $  2,433,900.00   100,000 X                         KENP     100,000
ARCH COAL INC          COMMON     39380100      $  4,784,817.00   251,700 X                         KENP     251,700
AUTOMATIC DATA
 PROCESSING            COMMON     53015103      $  5,388,250.00   175,000 X                         KENP     175,000
ADVANTA CORP-CL A      OTC EQ     7942105       $    346,281.00    50,700 X                         KENP      50,700
AKSYS LTD              OTC EQ     10196103      $    700,000.00   100,000 X                         KENP     100,000
AMERICAN MED SYS
 HLDGS ING             OTC EQ     02744M108     $  2,032,826.00   140,680 X                         KENP     140,680
AOL TIME WARNER INC    COMMON     00184A105     $  7,276,200.00   670,000 X                         KENP     670,000
ADMINISTAFF INC        COMMON     7094105       $  1,338,125.00   214,100 X                         KENP     214,100
AVID TECHNOLOGY INC    OTC EQ     05367P100     $  1,997,100.00    90,000 X                         KENP      90,000
BERKSHIRE HATHAWAY
 INC-DEL               COMMON     84670108      $ 13,844,600.00       217 X                         KENP         217
BROOKLINE
 BANCORP INC           OTC EQ     11373M107     $    799,890.00    63,889 X                         KENP      63,889
CENTURY BUSINESS
 SERVICES              OTC EQ     156490104     $    256,000.00   100,000 X                         KENP     100,000
SEACOR SMIT INC        COMMON     811904101     $  5,250,000.00   150,000 X                         KENP     150,000
COST PLUS
 INC-CALIF             OTC EQ     221485105     $    676,424.00    25,700 X                         KENP      25,700
CREE INC               OTC EQ     225447101     $  1,287,140.00    69,500 X                         KENP      69,500
CTI MOLECULAR
 IMAGING INC           OTC EQ     22943D105     $  3,822,000.00   195,000 X                         KENP     195,000
CENTEX CORP            COMMON     152312104     $ 20,607,876.00   379,100 X                         KENP     379,100
CITIZENS
 COMMUNICATIONS
 CO                    COMMON     17453B101     $ 20,361,196.00 2,040,200 X                         KENP   2,040,200
ECHOSTAR
 COMMUNICATIONS
 CO                    OTC EQ     278762109     $ 24,296,744.00   841,300 X                         KENP     841,300
DICKS SPORTING
 GOODS INC             COMMON     253393102     $  4,380,392.00   191,200 X                         KENP     191,200
DOLLAR THRIFTY
 AUTOMOTIVE            COMMON     256743105     $    333,000.00    20,000 X                         KENP      20,000
ENDOCARE INC           OTC EQ     29264P104     $     76,500.00    30,600 X                         KENP      30,600
ERIE INDEMNITY
 CO-CL A               OTC EQ     29530P102     $ 10,875,770.00   299,608 X                         KENP     299,608
ESS TECHNOLOGY
 INC.                  OTC EQ     269151106     $    285,663.00    47,930 X                         KENP      47,930
ENTERASYS
 NETWORKS INC          COMMON     293637104     $  1,066,618.00   576,550 X                         KENP     576,550
EXULT INC              OTC EQ     302284104     $  1,072,599.00   146,330 X                         KENP     146,330
EXTREME
 NETWORKS INC          OTC EQ     30226D106     $  4,705,844.00 1,086,800 X                         KENP   1,086,800
GEN PROBE INC          OTC EQ     36866T103     $  5,832,064.00   257,600 X                         KENP     257,600
GSI COMMCERCE
 INC                   OTC EQ     36238G102     $  1,896,893.00 1,122,422 X                         KENP   1,122,422
GOODYEAR TIRE
 & RUBBER CO           COMMON     382550101     $  1,016,525.00   196,620 X                         KENP     196,620
GETTY REALTY
 CORP NEW              COMMON     374297109     $  4,845,240.00   258,000 X                         KENP     258,000
HANOVER
 COMPRESSOR CO         COMMON     410768105     $  2,084,615.00   320,710 X                         KENP     320,710
MANOR CARE
 INC NEW               COMMON     564055101     $  9,074,637.00   471,900 X                         KENP     471,900
H & R BLOCK INC        COMMON     93671105      $ 36,792,803.00   861,860 X                         KENP     861,860
INTERDIGITAL
 COMMUNICATION         OTC EQ     45866A105     $  1,533,906.00    67,773 X                         KENP      67,773
INTERGRAPH CORP        OTC EQ     458683109     $ 62,184,275.00 3,586,175 X                         KENP   3,586,175
INTUIT INC             OTC EQ     461202103     $    624,960.00    16,800 X                         KENP      16,800
INTERNATIONAL
 SPEEDWAY COR          OTC EQ     460335201     $  7,399,082.00   184,700 X                         KENP     184,700
JANUS CAPITAL
 GROUP INC             COMMON     47102X105     $  3,701,750.00   325,000 X                         KENP     325,000
CARMAX INC             COMMON     143130102     $  7,276,258.00   499,400 X                         KENP     499,400
***MOORE
 CORP LTD              COMMON     615785102     $ 24,507,181.00 2,340,705 X                         KENP   2,340,705
MED DIVERSIFIED
 INC                   OTC EQ     58401N102     $      1,371.00    54,840 X                         KENP      54,840
MOHAWK INDUSTRIES
 INC                   COMMON     608190104     $ 24,037,116.00   499,400 X                         KENP     499,400
NEOFORMA INC           OTC EQ     640475505     $  4,957,276.00   391,570 X                         KENP     391,570
OMNIVISION
 TECHNOLOGIES
 IN                    OTC EQ     682128103     $ 10,360,000.00   500,000 X                         KENP     500,000
PROVIDENT
 FINANCIAL
 SERVIC                COMMON     74386T105     $  1,501,950.00    95,000 X                         KENP      95,000
PIER 1
 IMPORTS INC           COMMON     720279108     $  9,671,428.00   609,800 X                         KENP     609,800
SYMBOL
 TECHNOLOGIES
 INC                   COMMON     871508107     $  3,264,051.00   379,100 X                         KENP     379,100
SHAW GROUP
 INC                   COMMON     820280105     $  1,157,760.00   115,200 X                         KENP     115,200
SHARPER
 IMAGE CORP            OTC EQ     820013100     $  3,192,684.00   176,880 X                         KENP     176,880
SILICON
 LABORATORIES
 INC                   OTC EQ     826919102     $ 14,970,875.00   572,500 X                         KENP     572,500
UNITEDHEALTH
 GROUP INC             COMMON     91324P102     $  5,349,861.00    58,360 X                         KENP      58,360
WALLACE COMPUTER
 SERVICES              COMMON     932270101     $    747,300.00    30,000 X                         KENP      30,000
WEIGHT WATCHERS
 INTL INC N            COMMON     948626106     $  5,111,550.00   111,000 X                         KENP     111,000

                                  Total:        $393,389,166.00
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